Earnings Per Share (Schedule Of Calculation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2010 Purchased Call Option [Member]	Dec. 31, 2009 Purchased Call Option [Member]	Dec. 31, 2011 Convertible Notes [Member]	Dec. 31, 2009 Convertible Notes [Member]	Jun. 30, 2011 Convertible Notes Exchange Offer [Member]	Mar. 31, 2011 Convertible Notes Exchange Offer [Member]	Dec. 31, 2010 Convertible Notes Exchange Offer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	$ 134.6		$ 288.2		$ 285.8
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(9.4)		4.6		(0.3)
Net Income	125.2		292.8		285.5
Dividends and equivalents for share-based awards expected to be forfeited	(0.1)		(0.1)		(0.2)
Net income for basic earnings per share	125.3		292.9		285.7
Effect of Preferred Securities	0	[1]	0	[1]	0	[1]
Net income for diluted earnings per share	125.3		292.9		285.7
Weighted-average shares outstanding	290,500,000		279,300,000		277,700,000
Share-based payment awards classified as participating securities	3,100,000		3,100,000		3,100,000
Denominator for basic earnings per share	293,600,000		282,400,000		280,800,000
Dilutive securities	2,400,000	[2]	2,500,000	[2]	1,100,000	[2]
Convertible Notes	200,000	[3]	13,100,000	[3]	9,000,000	[3]
Warrants	0	[4]	7,400,000	[4]	3,500,000	[4]
Preferred Securities	0	[1]	0	[1]	0	[1]
Denominator for diluted earnings per share	296,200,000		305,400,000		294,400,000
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.46		$ 1.02		$ 1.02
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ (0.03)		$ 0.02		$ 0.00
Basic earnings per share	$ 0.43		$ 1.04		$ 1.02
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.45		$ 0.94		$ 0.97
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.03)		$ 0.02		$ 0.00
Net income	$ 0.42		$ 0.96		$ 0.97
Preferred Securities Underlying Convertible Subordinated Debt Antidilutive Disclosure	14.0
Antidilutive securities excluded from computation of EPS	8,300,000						12,000,000	12,400,000	13,200,000	13,100,000	9,000,000
Conversion price of convertible note	$ 8.61											$ 8.61
Convertible notes outstanding	0.1		17.5
Principal amount of note													345.0	0.2	20.0	324.7
Exercise price of warrants or rights			11.59
Undistributed Earnings Allocated to Participating Securities	$ 1.2		$ 3.1		$ 3.0

[1]	The Preferred Securities are anti-dilutive for all years presented, and therefore have been excluded from diluted earnings per share. Had the Preferred Securities been included in the diluted earnings per share calculation, net income for each of 2011, 2010 and 2009 would be increased by $14.0 million. Weighted-average shares outstanding would be increased by 8.3 million shares for all years presented.
[2]	Dilutive securities include “in the money” options, non-participating restricted stock units and performance stock units. The weighted-average shares outstanding for 2011, 2010 and 2009 exclude the effect of approximately 12.0 million, 12.4 million and 13.2 million stock options, respectively, because such options were anti-dilutive.
[3]	The Convertible Notes issued in March 2009 were dilutive to the extent the average price during the period was greater than $8.61, the conversion price of the Convertible Notes, and the Convertible Notes were only dilutive for the “in the money” portion of the Convertible Notes that could be settled with the Company’s stock. The Convertible Notes were dilutive for all years presented, as the average price of the Company’s common stock during these periods was greater than $8.61. As disclosed in Footnote 9, substantially all of the remaining outstanding principal amount of the Convertible Notes was extinguished in March 2011, and as such, dilution for 2011 takes into consideration the period of time the Convertible Notes were outstanding. The Convertible Notes will not meaningfully impact diluted average shares outstanding in subsequent periods because the maximum amount of shares required to settle the “in the money” portion of the $0.1 million principal amount of the Convertible Notes outstanding as of December 31, 2011 is not material. As disclosed in Footnote 9, $324.7 million of the $345.0 million principal amount of the Convertible Notes was extinguished in September 2010, and as such, dilution for 2010 takes into consideration the period of time the Convertible Notes were outstanding. The call options purchased in connection with the convertible note hedge transactions, which were settled in September 2010, had an equal and offsetting impact to the dilution associated with the Convertible Notes in 2010 and 2009. However, because the impact of the purchased call options would reduce weighted-average shares outstanding by 13.1 million and 9.0 million shares for 2010 and 2009, respectively, the purchased call options are considered anti-dilutive securities. The authoritative accounting guidance does not permit anti-dilutive securities to be included in weighted-average shares outstanding despite their characteristics and economic impacts.
[4]	The warrants were dilutive for the period the warrants were outstanding during 2010 and 2009 because the average price of the Company's common stock during quarterly periods the warrants were outstanding was greater than $11.59, the exercise price of the warrants. As disclosed in Footnote 10, the warrants were settled during September 2010, and as such, dilution for 2010 takes into consideration the period of time the warrants were outstanding.